Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Carrying Amount and Fair Value Financial Instruments
	June 30, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 4,422,274	$ 4,422,274	$ 4,377,110	$ 4,377,110
Accounts receivable	206,487	206,487	189,609	189,609
Interest receivable	174,580	174,580	172,169	172,169
Mortgage loans receivable	23,697,428	31,019,647	25,354,876	29,054,399
Bond portfolio	11,279,428	11,279,428	10,713,428	10,713,428
Secured investor certificates	29,091,000	39,371,898	28,246,000	36,995,152

	December 31, 2015		December 31, 2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 4,377,110	$ 4,377,110	$ 3,767,102	$ 3,767,102
Accounts receivable	189,609	189,609	245,125	245,125
Interest receivable	172,169	172,169	128,900	128,900
Mortgage loans receivable	25,354,876	29,054,399	28,014,330	28,014,330
Bond portfolio	10,713,428	10,713,428	9,008,603	9,008,603
Secured investor certificates	28,246,000	36,995,152	27,746,000	37,500,487